Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	CIT GROUP INC
Entity Central Index Key	0001171825
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer